SHORT-TERM BORROWING (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)
Short-term borrowings		$ 1,533	¥ 10,000
Bank of Huaxia
Mortgaged property amount	¥ 65,078
Line of credit	¥ 30,000
Term of line of credit (in years)	1 year
Ambow Shida
Short-term borrowings				¥ 10,000
Interest rate (as a percent)				4.35%